DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES
7.	DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES

Liabilities arising from outstanding derivative positions are included in the accompanying consolidated balance sheets as other liabilities, as follows:

	At December 31, 2012
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$722	$1,235
Interest rate swaps (cash flow hedge)	348	791
	$1,070	$2,026

	At December 31, 2011
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$582	$1,145
Interest rate swaps (cash flow hedge)	251	643
	$833	$1,788

The Company evaluates the risk of counterparty default by monitoring the financial condition of the financial institutions and counterparties involved, by primarily conducting business with large, well-established financial institutions and international traders, and diversifying its counterparties. The Company does not currently anticipate nonperformance by any of its counterparties.

CASH FLOW HEDGE

INTEREST RATE COLLAR AGREEMENT

On May 7, 2010, through UABL Limited, our holding subsidiary in the River Business, we entered into an interest rate collar transaction with International Finance Corporation (IFC) through which we expect to hedge our exposure to interest volatility under our financings with IFC and OFID from June 2010 to June 2016. The initial notional amount is $75,000 (subsequently adjusted in accordance with the amortization schedule under these financings), with UABL Limited being the USD Floor Rate seller at a floor strike rate of 1.69%, and IFC being the USD Cap Rate seller at a cap strike rate of 5.00%. This contract qualifies for hedge accounting and as such changes in its fair value are included in other comprehensive loss in the consolidated financial statements. The fair value of this agreement equates to the amount that would be paid or received by the Company if the agreement was cancelled at the reporting date, taking into account current and prospective interest rates and creditworthiness of the Company.

As of December 31, 2012, the total notional amount of the interest rate collar is $68,478.

INTEREST RATE SWAP AGREEMENTS

Through our subsidiaries in the Offshore Supply Business, we have entered into various interest rate swap agreements maturing in October 2016 and December 2018 that call our subsidiaries to pay fixed interest rates ranging from 0.89% to 3.67% on aggregate notional values of $30,850 and receive a variable interest rate based on LIBOR on these notional values. The purpose of these interest rate swap agreements is to hedge our exposure to interest volatility under our financings with DVB Bank SE and Banco Security and DVB Bank SE and NIBC.

These contracts qualify for hedge accounting and as such changes in its fair value are included in other comprehensive loss in the consolidated financial statements. The fair value of these agreements equate to the amount that would be paid or received by the Company if the agreement were cancelled at the reporting date, taking into account current and prospective interest rates and creditworthiness of the Company.

As of December 31, 2012, the total notional amount of the interest rate swaps is $29,392.

Subsequent events

On January 18, 2013 the interest rate swap agreements entered into to hedge our exposure to interest volatility under our financing with DVB Bank SE and NIBC, were novated to hedge our exposure under our financing with DVB Bank America, NIBC and ABN Amro.

OTHER DERIVATIVE INSTRUMENTS

Freight Forward Agreement

From April 2008 onwards, the Company entered into FFAs either via a clearing house or over the counter with the objective to utilize them as hedging instruments to reduce its exposure to changes in the spot market rates earned by its vessels in the Capesize fleet.

As result of the sale of Princess Marisol and Princess Katherine in 2010, FFA positions maturing between May and December 2010 were no longer probable of occurring and thus no longer qualified as effective cash flow hedges.

During the year ended December 31, 2010, the Company recorded an aggregate realized gain of $10,710, in connection with these FFA positions, which are reflected in the Company's consolidated statements of operations as Other income (expenses) – (loss) gains on derivatives, net and received net cash settlements for its FFA positions totaling $16,666.